Share-based payments - Long term incentive plan (Details) - LTIP $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $	$ 1,314		$ 11
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, Shares authorized | shares	241,500
Vesting period	3 years
Minimum | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, Market price		$ 14.90
Maximum | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, Market price		$ 23.14